Discontinued Operations - Disposal of Ethanol Plants (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								6 Months Ended	12 Months Ended
	Nov. 22, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales				$ 91,031						$ 180,072	$ 298,429	$ 463,280
Cost of goods sold				93,313						184,225	304,957	493,901
Gross loss				(2,282)						(4,153)	(6,528)	(30,621)
General and administrative expenses				1,682						3,393	6,150	3,778
Operating loss				(3,964)						(7,546)	(12,678)	(34,399)
Other income (expense):
Other income				2,597						4,055	7,850	1,442
Interest expense				(1,959)						(3,844)	(7,057)	(7,275)
Loss before income taxes				(3,326)						(7,335)	(11,885)	(40,232)
Loss on disposal of plants	24,019	(24,019)	0	0	0	0	0	0	0		(24,019)	0
Income tax provision (benefit)				0						0	0	0
Loss from discontinued operations				(3,326)						(7,335)	(35,904)	(40,232)
Current assets:
Cash and cash equivalents		267				769					267	769
Accounts receivable	7,775	0				9,256					0	9,256
Inventories	11,679	0				13,443					0	13,443
Prepaid expenses	283	1				756					1	756
Deposits	1,288
Other current assets		164				78					164	78
Total current assets	21,025	432				24,302					432	24,302
Non-current assets:
Property, plant and equipment, net	187,519	0				209,539					0	209,539
Debt issuance costs, net	862	0				1,739					0	1,739
Other assets		0				788					0	788
Total non-current assets	188,381	0				212,066					0	212,066
Assets held for sale		432				236,368					432	236,368	0
Current liabilities:
Accounts payable	(2,831)	289				11,611					289	11,611
Current portion of long-term debt	(170,630)	0				170,630					0	170,630
Current portion of tax increment financing	(301)	0				399					0	399
Other current liabilities	(9,038)	0				2,368					0	2,368
Total current liabilities	(182,800)	289				185,008					289	185,008
Non-current liabilities:
Long-term debt, net of current portion	(2,640)	0				2,789					0	2,789
Tax increment financing, net of current portion	(4,129)	0				4,275					0	4,275
Other non-current liabilities	(2,918)	0				3,072					0	3,072
Total non-current liabilities	(9,687)	0				10,136					0	10,136
Liabilities held for sale		289				195,144					289	195,144	0
Total net liabilities	(16,919)
Cash consideration received	1,742
Cash disposed of	$ (8,842)